S000071635 [Member] Investment Strategy - Baron India Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets in equity securities of companies located in India. The Adviser considers a company or other issuer to be “located” in India, and a security or instrument is deemed to be an Indian security or instrument, if it has substantial ties to India. The Fund currently makes that determination based primarily on one or more of the following criteria with respect to a company or issuer, whether (i) it is organized under the laws of India; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within India; (iii) it has the primary trading markets for its securities in India; (iv) it has its principal place of business in or is otherwise headquartered in India; (v) it is a component of or its issuer is included in the MSCI India Index, the Fund’s primary benchmark index or (vi) it is a governmental entity or an agency, instrumentality or a political subdivision of India. The term “located” and the associated criteria listed above have been defined in such a way that the Fund has latitude in determining whether an issuer should be included within India. The Fund may purchase securities of companies of any market capitalization but expects to emphasize mid and large‑sized companies. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.
For purposes of maintaining exposure of at least 80% of the Fund’s assets to equity securities of issuers located in India, the Fund may also invest in American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and other types of depository receipts with respect to issuers located in India. The Fund may also invest in privately placed and restricted securities.
The Fund’s investments are generally traded in currencies other than U.S. dollars, so the Adviser buys and sells foreign currencies to facilitate transactions in portfolio securities. The Adviser usually does not hedge against possible fluctuations in exchange rates, but exposure to a particular currency that the Adviser believes is overvalued may be hedged if the Fund has a substantial position in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or using an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.
The investment policy of the Fund relating to the types of securities in which 80% of the Fund’s assets must be invested may be changed by the Fund’s Board of Trustees without shareholder approval upon at least 60 days’ notice.